Summary Of Significant Accounting Policies (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) entity item $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares
Summary Of Significant Accounting Policies [Line Items]
Number of wholly-owned subsidiaries | entity	2
Advertising expense in continuing operations	$ 47,000,000	$ 40,900,000	$ 37,200,000
Decrease income taxes	$ 34,056,000	$ 18,740,000	$ 68,311,000
Increase to basic earnings per share | $ / shares	$ 12.80	$ 6.11	$ 6.64
Increase to diluted earnings per share | $ / shares	$ 12.23	$ 5.86	$ 6.48
Adjustments to casualty and workers compensation accrual, net pretax debits/(credits)	$ (3,437,000)	$ (1,800,000)	$ 1,147,000
Historical claims data, period of time	10 years
Net tax benefit		$ (8,305,000)
The Act [Member]
Summary Of Significant Accounting Policies [Line Items]
Bonus depreciation on personal tangible property expenditures, percentage	100.00%
Total Assets [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	5.00%
Total Current Liabilities [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	5.00%
Total Liabilities [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	5.00%
Puchases From Vendor [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	99.00%	85.00%	90.00%
Roto Rooter And Corporate Office [Member]
Summary Of Significant Accounting Policies [Line Items]
Exposure on single claim	$ 750,000
Roto-Rooter [Member]
Summary Of Significant Accounting Policies [Line Items]
Number of operating segments | item	1
Percent of population serviced	90.00%
Decrease income taxes	$ 28,850,000	$ 32,782,000	$ 32,719,000
Roto-Rooter [Member] | Sales Revenue [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	33.00%	31.00%	31.00%
VITAS [Member]
Summary Of Significant Accounting Policies [Line Items]
Decrease income taxes	$ 40,847,000	$ 16,436,000	$ 51,910,000
Exposure on single claim	1,000,000
Professional liability and other risks, insurance deductible	$ 750,000
VITAS [Member] | Sales Revenue [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	67.00%	69.00%	69.00%
Medicare [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	68.00%	59.00%
Medicaid [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	26.00%	32.00%
Medicare And Medicaid [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage	75.00%
ASU No. 2016-09 [Member]
Summary Of Significant Accounting Policies [Line Items]
Decrease income taxes	$ 22,900,000	$ 18,900,000
Increase to basic earnings per share | $ / shares	$ 1.42	$ 1.18
Increase to diluted earnings per share | $ / shares	$ 1.27	$ 1.08